Long Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Long-term Debt, Unclassified [Abstract]
Long Term Debt

Note 7 – Long Term Debt

Note Payable

In connection with the Company’s October 2012 acquisition of certain assets (the “ML Assets”) of Message Logic, Inc. (“Message Logic”), the Company maintains ownership of the ML Assets subject to a security interest in the ML Assets held by a third party banking institution (the “Bank”) in connection with a secured loan made by the Bank to Message Logic in June 2012 in the amount of $350,000 (the “ML Loan”). The Bank filed a UCC-1 Financing Statement with the Secretary of State of Delaware perfecting its interest in the ML Assets (the “UCC-1 Filing”). On September 5, 2014, the Company entered into an agreement with Message Logic and the Bank pursuant to which the Company paid to the Bank the outstanding interest amount due on the ML Loan over seven months at $3,910 per month. In addition, the Company agreed to continue to make monthly interest-only payments to the Bank at $1,553 per month. The Company assumed these liabilities as part of its option to pay off the ML Loan, terminate the UCC-1 Filing and own the ML Assets free of all liens and encumbrances. The Company stopped making interest-only payments on October 25, 2018. During the nine months ended September 30, 2020, the Company made a strategic decision to cease utilizing the ML Assets in its operations and advised the Bank of such information. In connection with this and as a result, the Company recorded a gain on contingent liability in the amount of $350,000 on the condensed consolidated statements of operations.

On April 30, 2020, the Company was granted a loan from a banking institution, in the principal amount of $481,977 (the “Loan”), pursuant to the Paycheck Protection Program (the “PPP”) under Division A, Title I of the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”), which was enacted on March 27, 2020. The Loan, which was in the form of a Note dated April 30, 2020, matures on April 30, 2022 and bears interest at a fixed rate of 1.00% per annum, payable monthly commencing on November 5, 2020.  Funds from the loan may only be used to retain workers and maintain payroll or make mortgage payments, lease payments and utility payments. Management intends to use the entire Loan amount for qualifying expenses. Under the terms of the PPP, certain amounts of the Loan may be forgiven if they are used for qualifying expenses as described in the CARES Act.

As of September 30, 2020, remaining scheduled principal payments due on notes payable are as follows:

Twelve months ended September 30,
2021	$294,541
2022	187,436
$481,977

Note 7 – Long Term Debt

Note Payable

In connection with the 2012 acquisition of Message Logic, LLC, the Company acquired software subject to a UCC filing in the amount of $350,000 plus accrued interest. On September 5, 2014 the Company entered into an agreement whereby the Company paid all arrears interest over 7 months at $3,910 per month. In addition, the Company agreed to make monthly interest payments at $1,553 per month with the principal balance of $350,000 payable on April 30, 2016. The Company stopped making interest only payments on October 25, 2018. There has been no default notice from the bank. The Company is in the process of negotiating a final settlement.